PROPERTY AND EQUIPMENT, NET (Tables)	6 Months Ended
Jun. 30, 2014
Components of Property and Equipment

Property and equipment, net, consist of the following (in thousands):

	December 31,		June 30, 2014
	2012	2013
Software	$37,418	$43,513	$47,880
Office equipment, including data processing equipment	13,386	14,667	17,300
Leasehold improvements	6,178	6,836	6,918
Furniture, fixtures, and equipment	2,981	3,998	5,061
Projects in progress	3,801	5,106	7,166

	63,764	74,120	84,325
Accumulated depreciation	(39,404)	(48,430)	(53,936)

Property and equipment, net	$24,360	$25,690	$30,389